Shareholder Report, Holdings (Details)	Apr. 30, 2025
PGIM Quant Solutions Large-Cap Core Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
PGIM Quant Solutions Large-Cap Core Fund - Class A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Quant Solutions Large-Cap Core Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
PGIM Quant Solutions Large-Cap Core Fund - Class C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Core Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Quant Solutions Large-Cap Core Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Quant Solutions Large-Cap Core Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM REAL ESTATE INCOME FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM REAL ESTATE INCOME FUND - CLASS A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
PGIM REAL ESTATE INCOME FUND - CLASS A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
PGIM REAL ESTATE INCOME FUND - CLASS A | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM REAL ESTATE INCOME FUND - CLASS A | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
PGIM REAL ESTATE INCOME FUND - CLASS A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PGIM REAL ESTATE INCOME FUND - CLASS A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM REAL ESTATE INCOME FUND - CLASS A | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM REAL ESTATE INCOME FUND - CLASS A | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM REAL ESTATE INCOME FUND - CLASS A | Affiliated Mutual Fund - Short Term Investment (1.5% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM REAL ESTATE INCOME FUND - CLASS A | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM REAL ESTATE INCOME FUND - CLASS A | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM REAL ESTATE INCOME FUND - CLASS A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
PGIM REAL ESTATE INCOME FUND - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
PGIM REAL ESTATE INCOME FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM REAL ESTATE INCOME FUND - CLASS C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
PGIM REAL ESTATE INCOME FUND - CLASS C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
PGIM REAL ESTATE INCOME FUND - CLASS C | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM REAL ESTATE INCOME FUND - CLASS C | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
PGIM REAL ESTATE INCOME FUND - CLASS C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PGIM REAL ESTATE INCOME FUND - CLASS C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM REAL ESTATE INCOME FUND - CLASS C | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM REAL ESTATE INCOME FUND - CLASS C | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM REAL ESTATE INCOME FUND - CLASS C | Affiliated Mutual Fund - Short Term Investment (1.5% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM REAL ESTATE INCOME FUND - CLASS C | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM REAL ESTATE INCOME FUND - CLASS C | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM REAL ESTATE INCOME FUND - CLASS C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
PGIM REAL ESTATE INCOME FUND - CLASS C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
PGIM REAL ESTATE INCOME FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM REAL ESTATE INCOME FUND - CLASS Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
PGIM REAL ESTATE INCOME FUND - CLASS Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
PGIM REAL ESTATE INCOME FUND - CLASS Z | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM REAL ESTATE INCOME FUND - CLASS Z | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
PGIM REAL ESTATE INCOME FUND - CLASS Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PGIM REAL ESTATE INCOME FUND - CLASS Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM REAL ESTATE INCOME FUND - CLASS Z | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM REAL ESTATE INCOME FUND - CLASS Z | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM REAL ESTATE INCOME FUND - CLASS Z | Affiliated Mutual Fund - Short Term Investment (1.5% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM REAL ESTATE INCOME FUND - CLASS Z | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM REAL ESTATE INCOME FUND - CLASS Z | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM REAL ESTATE INCOME FUND - CLASS Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
PGIM REAL ESTATE INCOME FUND - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
PGIM Real Estate Income Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Estate Income Fund - Class R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
PGIM Real Estate Income Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
PGIM Real Estate Income Fund - Class R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Real Estate Income Fund - Class R6 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
PGIM Real Estate Income Fund - Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PGIM Real Estate Income Fund - Class R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Real Estate Income Fund - Class R6 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Real Estate Income Fund - Class R6 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Real Estate Income Fund - Class R6 | Affiliated Mutual Fund - Short Term Investment (1.5% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Real Estate Income Fund - Class R6 | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Real Estate Income Fund - Class R6 | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Real Estate Income Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
PGIM Real Estate Income Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
PGIM Select Real Estate Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Select Real Estate Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.60%
PGIM Select Real Estate Fund - Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM Select Real Estate Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Select Real Estate Fund - Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Select Real Estate Fund - Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Select Real Estate Fund - Class A | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Select Real Estate Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Select Real Estate Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Select Real Estate Fund - Class A | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Select Real Estate Fund - Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Select Real Estate Fund - Class A | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Select Real Estate Fund - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Select Real Estate Fund - Class A | United States (1.7% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	64.60%
PGIM Select Real Estate Fund - Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM Select Real Estate Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM SELECT REAL ESTATE FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM SELECT REAL ESTATE FUND - CLASS C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.60%
PGIM SELECT REAL ESTATE FUND - CLASS C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM SELECT REAL ESTATE FUND - CLASS C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM SELECT REAL ESTATE FUND - CLASS C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM SELECT REAL ESTATE FUND - CLASS C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM SELECT REAL ESTATE FUND - CLASS C | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM SELECT REAL ESTATE FUND - CLASS C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM SELECT REAL ESTATE FUND - CLASS C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM SELECT REAL ESTATE FUND - CLASS C | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM SELECT REAL ESTATE FUND - CLASS C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM SELECT REAL ESTATE FUND - CLASS C | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM SELECT REAL ESTATE FUND - CLASS C | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM SELECT REAL ESTATE FUND - CLASS C | United States (1.7% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	64.60%
PGIM SELECT REAL ESTATE FUND - CLASS C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM SELECT REAL ESTATE FUND - CLASS C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM SELECT REAL ESTATE FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM SELECT REAL ESTATE FUND - CLASS Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.60%
PGIM SELECT REAL ESTATE FUND - CLASS Z | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM SELECT REAL ESTATE FUND - CLASS Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM SELECT REAL ESTATE FUND - CLASS Z | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM SELECT REAL ESTATE FUND - CLASS Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM SELECT REAL ESTATE FUND - CLASS Z | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM SELECT REAL ESTATE FUND - CLASS Z | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM SELECT REAL ESTATE FUND - CLASS Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM SELECT REAL ESTATE FUND - CLASS Z | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM SELECT REAL ESTATE FUND - CLASS Z | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM SELECT REAL ESTATE FUND - CLASS Z | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM SELECT REAL ESTATE FUND - CLASS Z | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM SELECT REAL ESTATE FUND - CLASS Z | United States (1.7% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	64.60%
PGIM SELECT REAL ESTATE FUND - CLASS Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM SELECT REAL ESTATE FUND - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM SELECT REAL ESTATE FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM SELECT REAL ESTATE FUND - CLASS R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.60%
PGIM SELECT REAL ESTATE FUND - CLASS R6 | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM SELECT REAL ESTATE FUND - CLASS R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM SELECT REAL ESTATE FUND - CLASS R6 | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM SELECT REAL ESTATE FUND - CLASS R6 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM SELECT REAL ESTATE FUND - CLASS R6 | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM SELECT REAL ESTATE FUND - CLASS R6 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM SELECT REAL ESTATE FUND - CLASS R6 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM SELECT REAL ESTATE FUND - CLASS R6 | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM SELECT REAL ESTATE FUND - CLASS R6 | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM SELECT REAL ESTATE FUND - CLASS R6 | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM SELECT REAL ESTATE FUND - CLASS R6 | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM SELECT REAL ESTATE FUND - CLASS R6 | United States (1.7% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	64.60%
PGIM SELECT REAL ESTATE FUND - CLASS R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM SELECT REAL ESTATE FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM ABSOLUTE RETURN BOND FUND - CLASS A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ABSOLUTE RETURN BOND FUND - CLASS A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	55.00%
PGIM ABSOLUTE RETURN BOND FUND - CLASS A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM ABSOLUTE RETURN BOND FUND - CLASS A | A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM ABSOLUTE RETURN BOND FUND - CLASS A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
PGIM ABSOLUTE RETURN BOND FUND - CLASS A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
PGIM ABSOLUTE RETURN BOND FUND - CLASS A | B [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
PGIM ABSOLUTE RETURN BOND FUND - CLASS A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
PGIM ABSOLUTE RETURN BOND FUND - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
PGIM ABSOLUTE RETURN BOND FUND - CLASS A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.20%)
PGIM ABSOLUTE RETURN BOND FUND - CLASS C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ABSOLUTE RETURN BOND FUND - CLASS C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	55.00%
PGIM ABSOLUTE RETURN BOND FUND - CLASS C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM ABSOLUTE RETURN BOND FUND - CLASS C | A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM ABSOLUTE RETURN BOND FUND - CLASS C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
PGIM ABSOLUTE RETURN BOND FUND - CLASS C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
PGIM ABSOLUTE RETURN BOND FUND - CLASS C | B [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
PGIM ABSOLUTE RETURN BOND FUND - CLASS C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
PGIM ABSOLUTE RETURN BOND FUND - CLASS C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
PGIM ABSOLUTE RETURN BOND FUND - CLASS C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.20%)
PGIM ABSOLUTE RETURN BOND FUND - CLASS Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ABSOLUTE RETURN BOND FUND - CLASS Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	55.00%
PGIM ABSOLUTE RETURN BOND FUND - CLASS Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM ABSOLUTE RETURN BOND FUND - CLASS Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM ABSOLUTE RETURN BOND FUND - CLASS Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
PGIM ABSOLUTE RETURN BOND FUND - CLASS Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
PGIM ABSOLUTE RETURN BOND FUND - CLASS Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
PGIM ABSOLUTE RETURN BOND FUND - CLASS Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
PGIM ABSOLUTE RETURN BOND FUND - CLASS Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
PGIM ABSOLUTE RETURN BOND FUND - CLASS Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.20%)
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	55.00%
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.20%)

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets
[2]	Less than 0.05%